Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Information About Other Related Party Transactions	The following transactions occurred with related parties:
	2024 A$	2023 A$	2022 A$
Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	102,293	99,667	154,364
Legal services by key management personnel (ii)	-	-	20,000
Other (iii)	17,325	17,065	-
Aggregate amounts of each of the above types of other transactions with key management personnel of Immuron Limited:
	2024 A$	2023 A$	2022 A$
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	47,293	44,667	42,364
Services rendered by Grandlodge Capital Pty Ltd	55,000	55,000	112,000
	102,293	99,667	154,364

Schedule of Outstanding Balances Transactions with Related Parties	The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:
	2024 A$	2023 A$	2022 A$
Current payables (purchases of goods and services)
Entities controlled by key management personnel	55,000	55,000	77,000